Share-based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
14. Share-based Compensation
The Company has the ability to grant stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and performance compensation awards to current or prospective employees, directors, officers, consultants or advisors under the Company’s 2020 Omnibus Equity Incentive Plan.
Restricted Stock Units
The following table summarizes activity of Restricted Stock Units during the nine months ended September 30, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,250,000	$15.28
Granted	1,320,700	$13.48
Vested	(5,000)	$10.66
Forfeited	(268,400)	$13.92

Non-vested at September 30, 2021	2,297,300	$14.37

Share-based compensation recognized during the three and nine months ended September 30, 2021 was
$3,668,000 and $6,785,000
, respectively. As of September 30, 2021, there was approximately
$26,438,000 of total unrecognized compensation cost related to unvested restricted stock units or performance stock awards to be recognized over a weighted average period of
3.59
years.
The unrecognized portion of share-based compensation for unvested Market Condition restricted stock units (included in above) is approximately $2,372,000 over 1.51 years. As detailed below, the fair value of the Market Condition restricted stock units was determined using a Monte Carlo simulation model.
Performance Shares
The Company grants performance-based awards to certain officers and key employees and a consultant. The vesting of these awards is contingent upon meeting one or more defined operational or financial goals (a performance condition) or common stock share prices (a market condition).
The fair values of the performance condition awards granted were determined using the fair market value of the Company’s common stock on the date of grant. Share-based compensation expense recorded for performance condition awards is re-evaluated
at each reporting period based on the probability of the achievement of the goal. The achievement of certain goals was deemed probable as of September 30, 2021. Accordingly, the Company recognized share-based compensation expense of approximately
$2,896,000

and $4,090,000, respectively, in relation to these awards during the three and nine months ended September 30, 2021.
The fair value of market condition awards granted were estimated using the Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that the market conditions will be achieved and is applied to the trading price of our common stock on the date of grant. In July 2021, the Company modified the terms related to certain of its market condition awards. As a result of this modification, the Company recorded additional share based compensation of $54,000 during the three and nine months ended September 30, 2021.

The input variables are noted in the table below:

	2021	2020
Risk-free interest rate	0.56%	0.18%
Expected life in years	3.47	3
Expected volatility	64.3%	65.9%
Expected dividend yield (a)	0%	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
Share-based compensation expense is recorded ratably for market condition awards during the requisite service period and is not reversed, except for forfeitures, at the vesting date regardless of whether the market condition is met. During the three and nine months ended September 30, 2021,
$374,000, and $1,772,000
, respectively, was recognized as share-based compensation expense for the market condition awards.
Service Condition Shares
The Company grants service-based awards to certain officers and key employees and a consultant. The vesting of these awards is contingent upon meeting the requisite service period.
The fair value of restricted stock unit awards is determined using the publicly-traded price of our common stock on the grant date. The fair value of restricted unit awards is calculated using the Black-Scholes option-pricing model. The Black-Scholes model requires us to make assumptions and judgments about the variables used in the calculation, including the expected term, expected volatility, risk-free interest rate, dividend rate and service period.
The following table summarizes activity of the restricted stock units by vesting condition during the nine months ended September 30, 2021:

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45
Granted	783,700	$15.49	77,000	$14.37	460,000	$9.91
Vested	—		(5,000)	$10.66	—
Forfeited	(148,400)	$16.15	—		(120,000)	$11.17

Non-vested at September 30, 2021	1,585,300	$15.54	272,000	$15.42	440,000	$9.50